Plan Participation	12 Months Ended
Dec. 31, 2025
EBP 006 [Member]
EBP, Description of Plan [Line Items]
Plan Participation
3.	PLAN PARTICIPATION
The Company offers the Plan for eligible U.S. employees to which qualified employees may elect to contribute stated percentages of eligible pay. Participation by eligible employees is voluntary and is defined as any regular salaried or hourly employee who is employed by a participating employer and receives regular compensation in the form of a weekly, biweekly, semi-monthly or monthly salary from an Ericsson U.S. payroll. All eligible employees may immediately participate in the Plan. At December 31, 2025 and 2024, the number of active participants were roughly 4,254 and 4,400, respectively.
Eligible participants may contribute on a
pre-tax
and/or Roth basis any whole percentage from 1% to 75% of their eligible earnings up to current IRS limits into the Capital Accumulation 401(k) portion of the Plan; participants may also contribute any whole percentage from 1% to 6% of their eligible earnings to the Savings portion on an after-tax
basis. The Company contributes 3% of a participant’s eligible pay for employees who are not actively participating in the Company’s Defined Benefit Plan, whether or not the employee contributes. The Company also matches 100% of the first 3% and an additional 50% on the 4 th
% and 5
th
% contributed. All employee and Employer contributions are 100% vested immediately.
The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan. Automatically enrolled participants have their deferral rate set at 5% of eligible compensation and their contributions invested in a designated balanced fund until changed by the participant. Automatic enrollment deferral contributions are increased by 1% in April of each year subsequent to enrollment up to 50%. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans (rollover).
Participants may change their percentage payroll deduction elections at anytime during the year using the web-based
Empower Retirement system. Participants may change investment percentages between funds at any time during the year. Participants may transfer existing fund balances to other available investment options at any time during the year. There are no restrictions on the transfer of investment balances from LM Ericsson Telephone Co. shares of Common Stock to other investment funds.
Each participant’s account is credited with the participant’s contributions, Company contributions and Plan earnings. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. Participants may direct the investment of their account balances into various investment options offered by the Plan.

A participant’s entire interest in the Plan is payable upon death, attainment of normal retirement age, becoming disabled, as defined, or termination of service. Participants may, at any time, request certain in-service
withdrawals in the form of a normal or hardship withdrawal. Participants may also withdrawal an amount at age 59
1
⁄
2
if certain criteria are met. Normal withdrawals may be requested from the Employee Savings account and Company Savings account for money that has been in the Plan for at least 24 full calendar months. Hardship withdrawals must meet certain requirements including approval by the Committee.